Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other operating income (expense) [Abstract]
Summary of Other Income
(1)	Other income for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Reversal of other provisions	￦	15,265	79,001	35,317
Reversal of other allowance for doubtful accounts		37	1,941	17,699
Gains on government grants		301	239	4,789
Gains on assets contributed		1,953	24,183	29,968
Gains on liabilities exempted		1,181	854	504
Compensation and reparations revenue		89,638	93,785	84,682
Revenue from foundation fund		3	60	58
Income related to transfer of assets from customers		711,839	743,051	820,631
Rental income		208,064	210,972	204,277
Others		67,208	121,816	100,060

	￦	1,095,489	1,275,902	1,297,985

Summary of Details of Others of Other Income
(2)	Details of “others” included in other income for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Refund of claim for rectification	￦	701	1,054	1,512
Maintenance income on lease building		125	124	109
Training income		1,684	1,946	2,486
Deposit redemption		12	100	252
Reversal of expenses on litigation		1,920	44,197	45,751
Revenue on royalty fee		455	422	—
Gains on guarantee contracts		22	16	85
Others		62,289	73,957	49,865

	￦	67,208	121,816	100,060

Summary of Other Expense
(3)	Other expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Compensation and indemnification expense	￦	36	34	234
Accretion expenses of other provisions		1,138	4,962	5,841
Depreciation expenses on investment properties		486	493	682
Depreciation expenses on idle assets		3,635	3,683	3,642
Other bad debt expense		6,400	40,683	42,776
Donations		131,037	169,748	324,694
Others		69,418	39,302	87,819

	￦	212,150	258,905	465,688

Summary of Others of Other Expense
(4)	Details of “others” included in other expenses for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022	2023	2024
		In millions of won
Operating expenses related to the idle assets	￦	1,683	1,494	1,741
Research grants		562	174	662
Expenses related to farming and fishing village supports		11,272	13,249	15,344
Expenses related to Operating of a fitness center		8,370	8,921	10,116
Expenses on adjustment of research and development grants		260	388	392
Taxes and dues		31,985	1,935	18,065
Expenses on R&D supports		48	9	41
Others		15,238	13,132	41,458

	￦	69,418	39,302	87,819